LEASES - Lease Terms and Discount Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Weighted average remaining lease term: Operating leases (in years)	1 year	3 years 9 months 18 days
Weighted average remaining lease term: Financing leases (in years)	1 year 4 months 24 days	2 years 10 months 24 days
Weighted average discount rate: Operating leases (as a percent)	10.00%	10.00%
Weighted average discount rate: Financing leases (as a percent)	7.60%	8.00%
ROU assets acquired in exchange for finance lease liabilities	$ 79	$ 1,400